Employee benefit plans - Information about Plan Assets for Which Level 3 Inputs are Utilized to Determine Fair Value (Detail) (JPY ¥) In Millions, unless otherwise specified										12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2013 Private equity [Member]	Mar. 31, 2012 Private equity [Member]	Mar. 31, 2013 Investment trust funds and other [Member]		Mar. 31, 2012 Investment trust funds and other [Member]		Mar. 31, 2013 Level 3 [Member]	Mar. 31, 2012 Level 3 [Member]	Mar. 31, 2013 Level 3 [Member] Private equity [Member]	Mar. 31, 2012 Level 3 [Member] Private equity [Member]	Mar. 31, 2013 Level 3 [Member] Investment trust funds and other [Member]		Mar. 31, 2012 Level 3 [Member] Investment trust funds and other [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets at beginning of year	¥ 191,674	¥ 159,652	¥ 120,727	¥ 12,323	¥ 9,802	¥ 34,621	[1]	¥ 26,417	[1]	¥ 22,236	¥ 9,645	¥ 9,802	¥ 838	¥ 12,434	[1]	¥ 8,807
Unrealized and realized gains / loss										3,610	621	2,479	974	1,131		(353)
Purchases / sales and other settlement										1,512	11,970	42	7,990	1,470		3,980
Net transfers in / (out of) Level 3
Fair value of plan assets at end of year	¥ 191,674	¥ 159,652	¥ 120,727	¥ 12,323	¥ 9,802	¥ 34,621	[1]	¥ 26,417	[1]	¥ 27,358	¥ 22,236	¥ 12,323	¥ 9,802	¥ 15,035	[1]	¥ 12,434	[1]

[1]	Includes hedge funds and real estate funds.